LOANS AND ACCOUNT RECEIVABLE AT AMORTISED COST - under IFRS 9 (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Assets before allowances	$ 30,213,414
ECL allowance	882,414
Net Assets	29,331,001
Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	26,913,508
ECL allowance	153,640
Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,796,790
ECL allowance	125,114
Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,503,116
ECL allowance	603,660
Commercial Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	15,186,144	$ 13,800,408
ECL allowance	506,802	482,713
Net Assets	14,679,342
Commercial Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	13,312,806
ECL allowance	73,730
Commercial Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,100,255
ECL allowance	55,640
Commercial Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	773,083
ECL allowance	377,432
Commercial Loans [Member] | Interbank Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	15,093
ECL allowance	10
Net Assets	15,083
Commercial Loans [Member] | Interbank Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	15,093
ECL allowance	10
Commercial Loans [Member] | Interbank Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances
ECL allowance
Commercial Loans [Member] | Interbank Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances
ECL allowance
Commercial Loans [Member] | Commercial Loans Portfolio [Member]
Disclosure of financial assets [line items]
Assets before allowances	11,133,766
ECL allowance	368,786
Net Assets	10,764,980
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	9,684,451
ECL allowance	52,782
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	841,123
ECL allowance	41,954
Commercial Loans [Member] | Commercial Loans Portfolio [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	608,192
ECL allowance	274,050
Commercial Loans [Member] | Foreign Trade Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,752,437
ECL allowance	39,917
Net Assets	1,712,520
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,646,337
ECL allowance	5,466
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	56,295
ECL allowance	735
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	49,805
ECL allowance	33,716
Commercial Loans [Member] | Checking Accounts Debtors [Member]
Disclosure of financial assets [line items]
Assets before allowances	215,162
ECL allowance	13,784
Net Assets	201,378
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	183,290
ECL allowance	2,108
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	16,452
ECL allowance	467
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	15,420
ECL allowance	11,209
Commercial Loans [Member] | Factoring Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	380,983
ECL allowance	4,353
Net Assets	376,630
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	370,391
ECL allowance	829
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	6,005
ECL allowance	91
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,587
ECL allowance	3,433
Commercial Loans [Member] | Student Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	79,916
ECL allowance	11,190
Net Assets	68,726
Commercial Loans [Member] | Student Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	64,381
ECL allowance	2,705
Commercial Loans [Member] | Student Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	6,049
ECL allowance	2,170
Commercial Loans [Member] | Student Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	9,486
ECL allowance	6,315
Commercial Loans [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,443,724
ECL allowance	38,800
Net Assets	1,404,924
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,225,755
ECL allowance	7,236
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	169,196
ECL allowance	9,033
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	48,773
ECL allowance	22,531
Commercial Loans [Member] | Other Loans And Account Receivable [Member]
Disclosure of financial assets [line items]
Assets before allowances	165,063
ECL allowance	29,962
Net Assets	135,101
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	123,108
ECL allowance	2,594
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	5,135
ECL allowance	1,190
Commercial Loans [Member] | Other Loans And Account Receivable [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	36,820
ECL allowance	26,178
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	10,150,981	9,096,895
ECL allowance	91,270	108,019
Net Assets	10,059,711
Mortgage Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	9,258,962
ECL allowance	9,006
Mortgage Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	447,496
ECL allowance	15,102
Mortgage Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	444,523
ECL allowance	67,162
Mortgage Loans [Member] | Loans With Mortgage Finance Bonds [Member]
Disclosure of financial assets [line items]
Assets before allowances	17,426
ECL allowance	177
Net Assets	17,249
Mortgage Loans [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	15,261
ECL allowance	20
Mortgage Loans [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,241
ECL allowance	40
Mortgage Loans [Member] | Loans With Mortgage Finance Bonds [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	924
ECL allowance	117
Mortgage Loans [Member] | Endorsable Mortgage Mutual Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	108,536
ECL allowance	805
Net Assets	107,731
Mortgage Loans [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	101,074
ECL allowance	87
Mortgage Loans [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,454
ECL allowance	126
Mortgage Loans [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,008
ECL allowance	592
Mortgage Loans [Member] | Other Mortgage Mutual Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	10,025,019
ECL allowance	90,288
Net Assets	9,934,731
Mortgage Loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	9,142,627
ECL allowance	8,899
Mortgage Loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	442,801
ECL allowance	14,936
Mortgage Loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	439,591
ECL allowance	66,453
Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,876,289	4,557,692
ECL allowance	284,342	$ 297,359
Net Assets	4,591,947
Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,341,740
ECL allowance	70,904
Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	249,039
ECL allowance	54,372
Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	285,510
ECL allowance	159,066
Consumer Loans [Member] | Leasing Transactions [Member]
Disclosure of financial assets [line items]
Assets before allowances	4,157
ECL allowance	127
Net Assets	4,030
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,974
ECL allowance	83
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	133
ECL allowance	22
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	50
ECL allowance	22
Consumer Loans [Member] | Installment Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,189,670
ECL allowance	247,387
Net Assets	2,942,283
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	2,693,260
ECL allowance	50,748
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	231,107
ECL allowance	48,622
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	265,303
ECL allowance	148,017
Consumer Loans [Member] | Credit Card Balances [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,417,152
ECL allowance	28,788
Net Assets	1,388,364
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	1,385,783
ECL allowance	15,087
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	14,977
ECL allowance	4,961
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	16,392
ECL allowance	8,740
Consumer Loans [Member] | Other Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before allowances	265,310
ECL allowance	8,040
Net Assets	257,720
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Assets before allowances	258,723
ECL allowance	4,986
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Assets before allowances	2,822
ECL allowance	767
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Assets before allowances	3,765
ECL allowance	$ 2,287